Supplemental Information - Summary of Statements of Certain Statements of Cash Flows Amounts (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Cash and cash equivalents	$ 7,031		$ 13,823	$ 17,299	$ 58,610
Restricted cash			499	393	388
Non-current restricted cash	0		99	597	1,040
Cash, cash equivalents, and restricted cash	7,205	$ 14,913	14,421	18,289	60,038	$ 95,288
Short-term investments			0	11,698	0
Total	7,205		14,421	29,987	60,038
Interest paid	67	1,072	1,425	1,455	1,472
Receivable from Jefferies for shares issued under ATM Facility	(260)	0	260
Non-cash additions to land, buildings, and equipment	687	0	$ 691	$ 0	$ 414
Cumulative effect of adoption of lease accounting standard on stockholders' equity	832	0
Establishment of right-to-use assets and associated operating lease liabilities	$ 14,090	$ 0